General administrative expenses and other operating income (expenses)	12 Months Ended
Dec. 31, 2022
Disclosure of general administrative expenses and other operating income (expenses) [Abstract]
General and Administrative Expenses and Other Net Operating Income (Expenses)
36. GENERAL AND ADMINISTRATIVE EXPENSES AND OTHER NET OPERATING INCOME (EXPENSES)

(1)	Details of general and administrative expenses recognized are as follows (Unit: Korean Won in millions):

			For the years ended December 31
			2020	2021	2022
Employee benefits	Short-term employee benefits	Salaries	1,638,341	1,775,018	1,980,363
		Employee fringe benefits	506,048	545,534	590,255
	Share based payment		7,495	17,774	9,632
	Retirement benefit service costs		178,455	181,797	169,303
	Termination		202,259	180,872	162,019

	Sub-total		2,532,598	2,700,995	2,911,572

Depreciation and amortization			520,969	524,154	521,827
Other general and administrative expenses	Rent		78,707	83,879	80,130
	Taxes and public dues		129,904	135,015	157,905
	Service charges		244,825	231,852	233,495
	Computer and IT related		108,810	117,875	127,186
	Telephone and communication		72,711	79,145	84,204
	Operating promotion		45,891	44,248	53,733
	Advertising		94,880	101,384	160,464
	Printing		6,954	6,449	6,799
	Traveling		7,263	7,449	10,716
	Supplies		12,127	7,642	8,309
	Insurance premium		10,805	10,692	20,670
	Maintenance		18,367	20,808	23,266
	Water, light, and heating		14,993	14,520	16,165
	Vehicle maintenance		10,225	11,590	14,831
	Others		46,152	49,714	98,618

	Sub-total		902,614	922,262	1,096,491

Total			3,956,181	4,147,411	4,529,890

(2)	Details of other operating income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Gain on transactions of foreign exchange	758,347	562,935	1,403,083
Gain related to derivatives (Designated for hedging)	67,395	61,271	71,179
Gain on fair value hedged items	9,646	106,253	257,910
Others	63,702	172,044	249,509

Total	899,090	902,503	1,981,681

(3)	Details of other operating expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Losses on transactions of foreign exchange	679,350	450,698	1,181,663
KDIC deposit insurance premium	371,054	406,276	423,834
Contribution to miscellaneous funds	327,911	367,961	402,057
Losses related to derivatives (Designated for hedging)	82,746	93,084	250,268
Losses on fair value hedged items	68,508	1,947	—
Others (*)	189,959	469,938	736,112

Total	1,719,528	1,789,904	2,993,934

(*)
Other expense includes 11,890 million Won, 13,963 million Won and 14,664 million Won for intangible asset amortization cost for the years ended December 31, 2020, 2021 and 2022 respectively. In addition, it includes 52,504 million Won, 250,971 million Won and 388,895 million Won for lease depreciation cost for the years ended December 31, 2020, 2021 and 2022, respectively.

(4)	Share-based payment
Details of performance condition share-based payment granted to executives as of December 31, 2021 and 2022 are as follows.

1)	Performance condition share-based payment

Subject to		Shares granted for the year 2019
Type of payment		Cash-settled
Vesting period		January 1, 2019 ~ December 31, 2022
Date of payment		2023-01-01
Fair value (*1)		12,406 Won
Valuation method		Black-Scholes Model
Expected dividend rate		5.05%
Expected maturity date		—
Number of shares remaining	As of December 31, 2021	602,474 shares
	As of December 31, 2022	602,474 shares
Number of shares granted (*2)	As of December 31, 2021	602,474 shares
	As of December 31, 2022	602,474 shares

Subject to		Shares granted for the year 2020
Type of payment		Cash-settled
Vesting period		January 1, 2020 ~ December 31, 2023
Date of payment		2024-01-01
Fair value (*1)		11,796 Won
Valuation method		Black-Scholes Model
Expected dividend rate		5.05%
Expected maturity date		1 year
Number of shares remaining	As of December 31, 2021	944,343 shares
	As of December 31, 2022	944,343 shares
Number of shares granted (*2)	As of December 31, 2021	944,343 shares
	As of December 31, 2022	944,343 shares

Subject to		Shares granted for the year 2021

Type of payment		Cash-settled
Vesting period		January 1, 2021 ~ December 31, 2024
Date of payment		2025-01-01
Fair value (*1)		11,215 Won
Valuation method		Black-Scholes Model
Expected dividend rate		5.05%
Expected maturity date		2 years
Number of shares remaining	As of December 31, 2021	1,105,515 shares
	As of December 31, 2022	1,105,515 shares
Number of shares granted (*2)	As of December 31, 2021	1,105,515 shares
	As of December 31, 2022	1,105,515 shares

Subject to		Shares granted for the year 2022
Type of payment		Cash-settled
Vesting period		January 1, 2022 ~ December 31, 2025
Date of payment		2026-01-01
Fair value (*1)		10,662 Won
Valuation method		Black-Scholes Model
Expected dividend rate		5.05%
Expected maturity date		3 years
Number of shares remaining	As of December 31, 2021	—
	As of December 31, 2022	968,119 shares
Number of shares granted (*2)	As of December 31, 2021	—
	As of December 31, 2022	968,119 shares

(*1)
As the amount of payment varies according to the base price (the arithmetic average of the weighted average stock price of transactions in the past one week, the past one month, and the past two months) at the date of payment, the fair value is calculated to measure the liability according to the Black Scholes model based on the base price at the time of each settlement.

(*2)
It is a system in which the amount of stock payable is determined at the beginning, and the payment rate is determined in accordance with the degree of achievement of the pre-set
performance target. Performance is evaluated by long-term performance indicators such as relative shareholder return, net profit, return on equity (ROE), non-performing
loan ratio, and job performance.

2)
The Group accounts for performance condition share-based payments according to the cash-settled method and the fair value of the liabilities is reflected in the compensation costs by re-measuring
every closing period. As of December 31, 2021 and 2022, the carrying amount of the liabilities related to the performance condition share-based payments recognized by the Group amounts to 31,597 million
W
on and 41,334 million
W
on, respectively, including the carrying amount of liabilities related to key management of 13,319 million
W
on and 17,494 million
W
on, respectively.